Revenue Recognition	12 Months Ended
Dec. 31, 2021
Revenue from Contract with Customer [Abstract]
Revenue Recognition
21.	REVENUE RECOGNITION
All of the Company’s revenue within the scope of Accounting Standards Codification (ASC) 606 is recognized within
Non-Interest
Income on the Consolidated Statements of Operations. ASC 606 is applicable to certain non-interest
income streams, which are discussed below.
Service Charges and Activity Fees on Deposits
Service charges on deposit accounts consist of monthly ATM Income, Wire Transfer Fees,
Non-Sufficient
Funds Charges, and other deposit related fees. The Company’s performance obligation for monthly service fees is generally satisfied, and the related revenue recognized, over the period in which the service is provided. Check orders and other deposit account related fees are largely transactional based, and, therefore, the Company’s performance obligation is satisfied, and related revenue recognized, at a point in time. Payment for service charges on deposit accounts is primarily received immediately or in the following month through a direct charge to customers’ accounts. The Company’s performance obligation for wire transfers and returned deposit fees, are largely satisfied, and related revenue recognized, when the services are rendered or upon completion. Payment is typically received immediately or in the following month.
Fees on loan related activity
Fees from loan related activity is comprised mostly of upfront fees recognized on Assumable Rate Conversion Agreements, where Bank originates a floating rate loan. The borrower concurrently signs an addendum to the promissory note with a third party permitting the borrower to pay a fixed rate of interest. The Bank through a master servicing agreement services the Assumable Rate Conversion between the third party and borrower.
Other
Other fees are primarily comprised of Remote/Mobile Deposit Fees and other service charges. Other noninterest income consists primarily of other nonrecurring revenue which is not recorded in the categories listed above. This revenue is miscellaneous in nature and is recognized as income upon receipt.
The following presents noninterest income, segregated by revenue streams in-scope
and
out-of-scope
of Topic 606, for the years ended December 31, 2021 and 2020.

	For the Year Ended December 31,
	2021	2020
Non-interest income in-scope of Topic 606
Service charges and activity fees on deposits	$733	$743
Fees on loan related activity	227	—
Other	367	82

Non-interest income (in-scope of Topic 606)	1,327	825
Non-interest income (out-of-scope of Topic 606)	812	929

Total non-interest income	$2,139	$1,754